Note 24 - Assets and Liabilities Associated With Assets Held for Sale (Details Textual) - Blanket Mine [member] - Non-current assets or disposal groups classified as held for sale [member] - USD ($)
$ in Thousands
12 Months Ended
	Oct. 01, 2024	Sep. 28, 2023	Dec. 31, 2024
Statement Line Items [Line Items]
Impairment loss		$ 0	$ 385
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 22,400
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets			$ 408